Business Combinations - Summary of Provisional Determination of Fair Value of Identifiable Assets Acquired and Liabilities Assumed (Detail) S/ in Thousands, $ in Thousands	Dec. 31, 2017 PEN (S/)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2016 USD ($)	Aug. 31, 2016 PEN (S/)	Jan. 31, 2016 PEN (S/)	Dec. 31, 2015 PEN (S/)
Fair value of assets and liabilities of Adexus S.A.:
Goodwill	S/ 116,804	S/ 144,520				S/ 170,232
Adexus S A [member]
Disclosure of detailed information about business combination [line items]
Purchase consideration		14,040	$ 4,179
Fair value of previously held interest		29,039	8,643
Total consideration		43,079	12,822	S/ 14,000	S/ 8,300
Fair value of assets and liabilities of Adexus S.A.:
Cash and cash equivalents		7,737	2,303
Trade receivables		107,426	31,972
Receivables from related parties		2,610	777
Other receivables		1,160	345
Inventories		1,647	490
Prepaid expenses		11,587	3,449
Long-term trade receivables		26,886	8,195
Other long-term receivables		2,063	614
Property, plant and equipment		41,988	12,496
Intangibles		32,204	9,585
Deferred income tax assets		18,115	5,198
Borrowings		(108,808)	(32,383)
Trade payables		(59,399)	(17,678)
Payables to related parties		(15,683)	(4,667)
Current income tax		(2,763)	(822)
Other payables		(10,291)	(3,063)
Other provisions		(1,926)	(573)
Contingent liabilities		(1,149)	(342)
Deferred income tax liabilities		(7,102)	(2,114)
Fair value of net identifiable assets		46,302	13,782
Non-controlling interest (8.97%)		(4,153)	(1,236)
Fair value of net assets attributable to the Group		42,149	12,546
Goodwill		S/ 930	$ 276